Asset Purchase Agreement (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Acquisition [Abstract]
Schedule of development milestone payments
Development Milestones	Milestone Payments
Completion of enrollment of Lee’s Pharmaceutical Phase 3 clinical trial	$250,000
First MAA submitted in the People’s Republic of China	350,000
First Commercial Sale to a Third Party	$1,200,000

Development Milestones	Milestone Payments
Completion of enrollment of Lee’s Pharmaceutical Phase 3 clinical trial	$250,000
First MAA submitted in the People’s Republic of China	350,000
First Commercial Sale to a Third Party	$1,200,000

Schedule of purchase price of the assets
In process research and development	$200,000
Transaction costs	20,095
Total	$220,095

In process research and development	$200,000
Transaction costs	20,095
Total	$220,095